United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Karpas Strategies, LLC
Address:	555 Madison Avenue, 17th Floor
		New York, NY 10022

13F File Number: 028-06347

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	212-223-7280
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 14, 2002

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: 0

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	86

Form 13F Information Table Value Total:	$113,838


List of Other Included Managers:


                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              001957109      774    49276 SH       SOLE                    49276
AT&T Wireless                  COM              00209a106       93    10431 SH       SOLE                    10431
Ace Limited                    COM              G0070K103     1728    41450 SH       SOLE                    41450
Alliance Capital Management LP COM              018548107      715    15400 SH       SOLE                    15400
Amerada Hess                   COM              023551104      415     5226 SH       SOLE                     5226
American Express               COM              025816109     1114    27200 SH       SOLE                    27200
American International Group I COM              026874107      603     8357 SH       SOLE                     8357
BP PLC                         COM              055622104     1790    33710 SH       SOLE                    33710
Bank of New York Co.           COM              064057102     1429    34000 SH       SOLE                    34000
BellSouth Corp.                COM              079860102      220     5956 SH       SOLE                     5956
Berkshire Hathaway Inc. Cl B   COM              084670207      784      331 SH       SOLE                      331
Bristol-Myers Squibb           COM              110122108     2235    55200 SH       SOLE                    55200
Broadwing Inc.                 COM              111620100      144    20548 SH       SOLE                    20548
Cablevision NY Group           COM              12686c109      924    27175 SH       SOLE                    27175
Cardinal Health                COM              14149Y108      401     5661 SH       SOLE                     5661
Catalina Marketing             COM              148867104     1705    46700 SH       SOLE                    46700
Catellus Development Corp.     COM              149111106      431    21900 SH       SOLE                    21900
Caterpillar Inc.               COM              149123101      227     4000 SH       SOLE                     4000
Cendant Corp.                  COM              151313103     3796   197700 SH       SOLE                   197700
Charles Schwab Corp.           COM              808513105    10614   810850 SH       SOLE                   810850
ChevronTexaco Corp.            COM              166751107     1083    12000 SH       SOLE                    12000
CitiGroup Inc.                 COM              172967101     7890   159338 SH       SOLE                   159338
Coca Cola Co.                  COM              191216100      669    12800 SH       SOLE                    12800
Colgate-Palmolive Inc.         COM              194162103      400     7000 SH       SOLE                     7000
Comcast Corp.                  COM              200300200      687    21600 SH       SOLE                    21600
Commerce Bancorp Inc. NJ       COM              200519106      629    14000 SH       SOLE                    14000
Conoco Inc.                    COM              208251405      560    19195 SH       SOLE                    19195
Crescent Real Estate Equities  COM              225756105      537    27700 SH       SOLE                    27700
Duke Energy Corp.              COM              264399106      621    16434 SH       SOLE                    16434
Duke Realty Corp.              COM              264411505      455    17506 SH       SOLE                    17506
Eastgroup Properties           COM              277276101      380    14750 SH       SOLE                    14750
Exxon Mobil Corporation        COM              30231G102     2502    57090 SH       SOLE                    57090
FPL Group Inc.                 COM              302571104      298     5000 SH       SOLE                     5000
Finova Group Inc.              COM              317928109        4    13000 SH       SOLE                    13000
First Nat'l Bank Nebraska      COM              335720108     2660     1000 SH       SOLE                     1000
Ford Motor                     COM              345370860      198    12000 SH       SOLE                    12000
Freddie Mac                    COM              313400301      260     4100 SH       SOLE                     4100
GATX Corp.                     COM              361448103      516    16225 SH       SOLE                    16225
General Electric               COM              369604103     5620   150058 SH       SOLE                   150058
Gillette Company               COM              375766102      306     9000 SH       SOLE                     9000
HSBC Hldg Plc Spnd ADR New     COM              404280406     1381    23700 SH       SOLE                    23700
Hollinger International        COM              435569108      684    52150 SH       SOLE                    52150
Honeywell Intl.                COM              438506107      918    24000 SH       SOLE                    24000
Host Marriott Corp. New Com.   COM              44107P104      132    11043 SH       SOLE                    11043
Household International        COM              441815107      577    10150 SH       SOLE                    10150
International Paper            COM              460146103      516    12000 SH       SOLE                    12000
Intl. Business Machines        COM              459200101     1834    17638 SH       SOLE                    17638
Johnson & Johnson              COM              478160104    12125   186680 SH       SOLE                   186680
Kerr-McGee Corp.               COM              492386107      272     4325 SH       SOLE                     4325
Keyspan Corporation            COM              49337k106      218     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners  COM              494550106      474    14350 SH       SOLE                    14350
LNR Property Corp.             COM              501940100      218     6225 SH       SOLE                     6225
Liberty Media Corp. Series A   COM              530718105     3124   247122 SH       SOLE                   247122
Loral Space & Commun. Ltd      COM              G56462107      100    46600 SH       SOLE                    46600
Manulife Financial Corp.       COM              56501r106      329    12000 SH       SOLE                    12000
Marriott Intl Inc. CL A        COM              571903202     1124    25000 SH       SOLE                    25000
McDonald's Corp.               COM              580135101      348    12550 SH       SOLE                    12550
Mellon Bank Corp.              COM              585509102      232     6000 SH       SOLE                     6000
Merck & Co.                    COM              589331107     8735   151700 SH       SOLE                   151700
Molex Inc. Cl A                COM              608554200      233     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      420     4600 SH       SOLE                     4600
National Commerce Financial Co COM              63545P104      417    15000 SH       SOLE                    15000
News Corporation, Ltd., Prefer COM              652487802     1166    48600 SH       SOLE                    48600
Northern Border Partners       COM              664785102     1587    39400 SH       SOLE                    39400
Royal Dutch Petroleum          COM              780257804     1369    25199 SH       SOLE                    25199
SBC Communications             COM              78387g103     1479    39516 SH       SOLE                    39516
Sun Microsystems Inc.          COM              866810104      143    16200 SH       SOLE                    16200
Suncor Energy Inc.             COM              867229106      325     9000 SH       SOLE                     9000
Texas Instruments Inc.         COM              882508104     1622    49000 SH       SOLE                    49000
U.S. Bancorp                   COM              902973304     1773    78545 SH       SOLE                    78545
UnitedGlobalCom, Inc.          COM              913247508      311    57525 SH       SOLE                    57525
Unitil Corp.                   COM              913259107      504    19000 SH       SOLE                    19000
Viacom Inc CL B                COM              925524308      459     9484 SH       SOLE                     9484
Vodafone Group PLC ADR F       COM              92857T107      292    15850 SH       SOLE                    15850
W P Carey Diversified          COM              92930Y107     1294    55700 SH       SOLE                    55700
Wal-Mart Stores                COM              931142103      221     3600 SH       SOLE                     3600
Walt Disney Co.                COM              254687106      766    33200 SH       SOLE                    33200
Waste Management, Inc.         COM              94106L109     1147    42075 SH       SOLE                    42075
Wells Fargo & Co.              COM              949746101     2791    56500 SH       SOLE                    56500
Wellsford Real Properties Inc. COM              950240101      424    21100 SH       SOLE                    21100
Williams Comm. Group           COM              969455104        2    16492 SH       SOLE                    16492
Williams Cos Inc.              COM              969457100      651    27650 SH       SOLE                    27650
Williams Energy Ptnrs LP       COM              969491109      969    24850 SH       SOLE                    24850
WorldCom Inc.                  COM              98157D106      222    32900 SH       SOLE                    32900
Wyeth                          COM              026609107     1602    24400 SH       SOLE                    24400
XL Capital Ltd.                COM              G98255105     1889    20239 SH       SOLE                    20239
REPORT SUMMARY		       86 DATA RECORDS	            113838           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED